UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (including $11,136,436 of securities on loan) (1)	$190,302,510
Cash	2,292
Dividends receivable	198,244
Subscriptions receivable	272,738
Receivable for investments sold	1,306,768

Total assets	192,082,552

LIABILITIES:
Due to investment adviser	96,424
Payable upon return of securities loaned	11,467,395
Redemptions payable	988,930
Payable for investments purchased	686,373
Variation margin on futures contracts	5,526

Total liabilities	13,244,648

NET ASSETS	$178,837,904

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,029,827
Additional paid-in capital	252,201,562
Net unrealized depreciation on investments and futures contracts	(66,346,429)
Undistributed net investment income	83,101
Accumulated net realized loss on investments and futures contracts	(10,130,157)

NET ASSETS	$178,837,904

NET ASSET VALUE PER OUTSTANDING SHARE	$5.90
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	30,298,273

(1) Cost of investments in securities:	$256,582,446

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$17,750
Income from securities lending	50,017
Dividends	1,287,270

Total income	1,355,037

EXPENSES:
Management fees	492,603

NET INVESTMENT INCOME	862,434

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(4,311,499)
Net realized gain on futures contracts	685,694
Change in net unrealized depreciation on investments	4,970,381
Change in net unrealized depreciation on futures contracts	(530,020)

Net realized and unrealized gain on investments and futures contracts	814,556

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,676,990

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	2009	2008
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$862,434	$2,273,808
Net realized gain (loss) on investments	(4,311,499)	11,828,023
Net realized gain (loss) on futures contracts	685,694	(4,021,585)
Change in net unrealized depreciation on investments	4,970,381	(90,560,861)
Change in net unrealized appreciation (depreciation) on futures contracts	(530,020)	350,147

Net increase (decrease) in net assets resulting from operations	1,676,990	(80,130,468)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(796,512)	(2,026,917)
From net realized gains	0	(17,913,149)

Total distributions	(796,512)	(19,940,066)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	44,841,807	135,914,200
Reinvestment of distributions	796,512	19,940,066
Redemptions of shares	(46,224,169)	(140,057,338)

Net increase (decrease) in net assets resulting from share transactions	(585,850)	15,796,928

Total increase (decrease) in net assets	294,628	(84,273,606)

NET ASSETS:
Beginning of period	178,543,276	262,816,882

End of period (1)	$178,837,904	$178,543,276
	0	0
OTHER INFORMATION:

SHARES:
Sold	8,463,563	16,283,752
Issued in reinvestment of distributions	134,319	3,280,338
Redeemed	(8,579,034)	(16,512,664)

Net increase	18,848	3,051,426

(1) Including undistributed net investment income	$83,101	17,179

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$5.90		$9.65	$10.73	$10.29	$10.15	$8.63

Income from Investment Operations

Net investment income	0.03		0.07	0.07	0.05	0.06	0.03
Net realized and unrealized gain (loss)	0.0000		(3.08)	(0.16)	1.43	0.66	1.81

Total Income (Loss) From
Investment Operations	0.03		(3.01)	(0.09)	1.48	0.72	1.84

Less Distributions

From net investment income	(0.03)		(0.07)	(0.07)	(0.05)	(0.06)	(0.03)
From net realized gains	0.00		(0.67)	(0.92)	(0.99)	(0.52)	(0.29)

Total Distributions	(0.03)		(0.74)	(0.99)	(1.04)	(0.58)	(0.32)

Net Asset Value, End of Period	$5.90		$5.90	$9.65	$10.73	$10.29	$10.15

Total Return ±	0.44%	^	(31.35%)	(0.82%)	14.57%	7.06%	21.78%

Net Assets, End of Period ($000)	$178,838		$178,543	$262,817	$262,130	$221,263	$186,894

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	1.05%	*	1.00%	0.76%	0.52%	0.60%	0.39%

Portfolio Turnover Rate	13.43%	^	27.83%	27.54%	28.14%	21.74%	20.85%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of forty-eight portfolios.  Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2	Level 3	Total
Assets
Stock	$174,753,244	$-	$-	$174,753,244
Short-term investments	11,467,395	4,081,871	-	15,549,266
Liabilities
Other financial instruments*	(5,526)	-	-	(5,526)
Total	$186,215,113	$4,081,871	$-	$190,296,984

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of June 30, 2009.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $22,356,688 and $21,704,604, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $258,975,386.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $9,614,792 and gross depreciation of securities in which there was an excess of tax cost over value of $78,287,668 resulting in net depreciation of $68,672,876.

5.         DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order to equitize uninvested cash with the objective of minimizing risk of expected tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2009 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$5,526

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized gain on futures contracts	$685,694	Change in net unrealized depreciation on futures contracts	$(530,020)

As of June 30, 2009, the Portfolio held 96 Russell 2000 Mini long futures contracts.  The contracts expire in September 2009 and the Portfolio has recorded unrealized depreciation of $66,493.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, while the corresponding liability appears as “Payable upon return of securities loaned.”  As of June 30, 2009 the Portfolio had securities on loan valued at $11,136,436 and received collateral of $11,467,395 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

8.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim Index 600 Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	5,145,843	2.70%
Consumer Products & Services	39,205,491	20.60%
Financial Services	30,498,594	16.03%
Health Care Related	21,951,693	11.54%
Industrial Products & Services	17,398,572	9.14%
Natural Resources	10,803,029	5.68%
Technology	36,723,893	19.30%
Transportation	4,785,789	2.51%
Utilities	8,240,340	4.33%
Short Term Investments*	15,549,266	8.17%
	$190,302,510	100.00%

* Includes Securities Lending Collateral

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.91%
21,008	AAR Corp *	337,178
8,568	Aerovironment Inc *	264,409
4,944	American Science & Engineering Inc	341,729
7,098	Applied Signal Technology Inc	181,070
14,003	Ceradyne Inc *	247,293
8,417	Cubic Corp	301,245
24,552	Curtiss-Wright Corp	729,931
16,132	Esterline Technologies Corp *	436,693
26,948	GenCorp Inc *	51,471
23,104	Moog Inc *	596,314
30,628	Orbital Sciences Corp *	464,627
7,399	Stanley Inc *	243,279
19,559	Teledyne Technologies Inc *	640,557
9,049	Triumph Group Inc	361,960
		$5,197,756

Agriculture --- 0.17%
44,634	Darling International Inc *	294,584
		$294,584

Air Freight --- 0.42%
15,711	Forward Air Corp	334,959
20,535	Hub Group Inc *	423,842
		$758,801

Airlines --- 0.17%
30,205	SkyWest Inc	308,091
		$308,091

Auto Parts & Equipment --- 0.45%
10,735	ATC Technology Corp *	155,658
10,542	Drew Industries Inc *	128,296
7,612	Midas Inc *	79,774
17,616	Spartan Motors Inc	199,589
6,586	Standard Motor Products Inc	54,466
12,595	Superior Industries International Inc †	177,589
		$795,372

Automobiles --- 0.11%
9,258	Lithia Motors Inc	85,544
15,785	Winnebago Industries Inc †	117,282
		$202,826

Banks --- 5.60%
6,777	Bank of the Ozarks Inc	146,587
34,760	Boston Private Financial Holdings Inc	155,725
15,244	Cascade Bancorp †	21,494
15,603	Central Pacific Financial Corp	58,511
9,914	Columbia Banking System Inc	101,420
17,775	Community Bank System Inc	258,804
34,764	East West Bancorp Inc	225,618
41,198	First BanCorp †	162,732
40,633	First Commonwealth Financial Corp	257,613
22,829	First Financial Bancorp	171,674
11,295	First Financial Bankshares Inc †	568,816
26,398	First Midwest Bancorp Inc	192,969
25,587	Frontier Financial Corp †	30,960
33,393	Glacier Bancorp Inc	493,215
12,954	Hancock Holding Co	420,876
20,201	Hanmi Financial Corp	35,352
7,233	Home Bancshares Inc	137,716
11,353	Independent Bank Corp (MA)	223,654
10,827	Independent Bank Corp (MI) †	14,292
12,124	Nara Bancorp Inc	62,802
45,062	National Penn Bancshares Inc	207,736
18,595	NBT Bancorp Inc	403,697
36,053	Old National Bancorp	354,041
17,243	Pinnacle Financial Partners Inc * †	229,677
20,167	PrivateBancorp Inc †	448,514
22,277	Prosperity Bancshares Inc	664,523
12,761	S&T Bancorp Inc †	155,174
21,670	Signature Bank *	587,690
6,772	Simmons First National Corp	180,948
86,944	South Financial Group Inc	103,463
9,823	Sterling Bancorp NY	82,022
44,287	Sterling Bancshares Inc	280,337
28,447	Sterling Financial Corp †	82,781
46,819	Susquehanna Bancshares Inc	228,945
3,634	Tompkins Financial Corp	174,250
65,382	UCBH Holdings Inc †	82,381
15,913	UMB Financial Corp	604,853
32,689	Umpqua Holdings Corp	253,667
20,495	United Bankshares Inc †	400,472
22,554	United Community Banks Inc †	135,099
36,587	Whitney Holding Corp	335,137
10,539	Wilshire Bancorp Inc	60,599
13,014	Wintrust Financial Corp	209,265
		$10,006,101

Biotechnology --- 1.94%
15,516	ArQule Inc *	95,268
15,864	Cambrex Corp *	65,360
31,286	Cubist Pharmaceuticals Inc *	573,473
9,600	Dionex Corp *	585,888
17,702	Enzo Biochem Inc *	78,420
22,682	eResearchTechnology Inc *	140,855
7,255	Kendle International Inc *	88,801
18,042	Martek Biosciences Corp	381,588
31,232	PAREXEL International Corp *	449,116
34,350	Regeneron Pharmaceuticals Inc *	615,552
28,722	Savient Pharmaceuticals Inc * †	398,087
		$3,472,408

Building Materials --- 1.49%
15,152	Apogee Enterprises Inc	186,370
23,678	Eagle Materials Inc	597,633
14,716	Gibraltar Industries Inc	101,099
26,493	Griffon Corp *	220,422
22,981	Headwaters Inc *	77,216
10,692	NCI Building Systems Inc * †	28,227
20,441	Quanex Building Products Corp	229,348
20,478	Simpson Manufacturing Co Inc	442,734
15,040	Texas Industries Inc †	471,654
9,163	Universal Forest Products Inc	303,204
		$2,657,907

Chemicals --- 1.86%
14,153	A Schulman Inc	213,852
11,022	American Vanguard Corp	124,549
13,594	Arch Chemicals Inc	334,276
9,954	Balchem Corp	244,072
29,708	Calgon Carbon Corp *	412,644
26,375	HB Fuller Co	495,059
6,686	NewMarket Corp	450,168
16,593	OM Group Inc *	481,529
6,116	Penford Corp	35,412
50,155	PolyOne Corp *	135,920
5,970	Quaker Chemical Corp	79,341
3,933	Stepan Co	173,681
11,700	Zep Inc	140,985
		$3,321,488

Communications - Equipment --- 2.37%
67,261	Arris Group Inc * ‡	817,894
6,262	Bel Fuse Inc Class B	100,442
9,519	Black Box Corp	318,601
21,440	Blue Coat Systems Inc *	354,618
15,283	Comtech Telecommunications Corp *	487,222
13,366	Digi International Inc *	130,319
8,257	EMS Technologies Inc *	172,571
51,932	Harmonic Inc *	305,879
18,664	NETGEAR Inc *	268,948
15,836	Network Equipment Technologies Inc *	67,461
10,228	PC-Tel Inc *	54,720
23,685	Symmetricom Inc *	136,662
36,136	Tekelec *	608,169
6,884	Tollgrade Communications Inc *	36,072
14,857	ViaSat Inc *	380,934
		$4,240,512

Computer Hardware & Systems --- 1.04%
66,121	Adaptec Inc *	175,221
16,631	Avid Technology Inc *	223,022
12,675	Hutchinson Technology Inc * †	24,716
9,391	Integral Systems Inc *	78,133
26,602	Intermec Inc *	343,166
16,521	Novatel Wireless Inc *	149,019
15,587	Smith Micro Software Inc *	153,064
18,623	Synaptics Inc * †	719,779
		$1,866,120

Computer Software & Services --- 5.86%
7,545	Bankrate Inc * †	190,436
23,789	Blackbaud Inc	369,919
16,265	CACI International Inc Class A *	694,678
33,197	CIBER Inc *	102,911
22,594	CommVault Systems Inc *	374,608
10,252	comScore Inc *	136,557
22,910	Concur Technologies Inc *	712,043
21,781	DealerTrack Holdings Inc *	370,277
4,925	Ebix Inc *	154,251
30,479	Eclipsys Corp *	541,917
33,083	Epicor Software Corp *	175,340
19,570	EPIQ Systems Inc *	300,399
47,305	Informatica Corp * ‡	813,173
19,000	InfoSpace Inc *	125,970
24,220	j2 Global Communications Inc *	546,403
14,956	JDA Software Group Inc *	223,742
12,507	Manhattan Associates Inc *	227,877
9,499	MAXIMUS Inc	391,834
17,144	Omnicell Inc *	184,298
15,796	Phoenix Technologies Ltd *	42,807
21,658	Progress Software Corp *	458,500
9,904	Quality Systems Inc †	564,132
15,187	Radiant Systems Inc *	126,052
14,449	Sonic Solutions * †	42,624
9,949	SPSS Inc *	331,998
18,136	Sykes Enterprises Inc *	328,080
43,547	Take-Two Interactive Software Inc	412,390
17,209	Taleo Corp *	314,408
36,673	THQ Inc *	262,579
15,519	Tyler Technologies Inc *	242,407
45,374	United Online Inc	295,385
24,034	Websense Inc *	428,767
		$10,486,762

Conglomerates --- 0.12%
6,707	Standex International Corp	77,801
10,500	Tredegar Corp	139,860
		$217,661

Containers --- 0.52%
15,317	Myers Industries Inc	127,438
20,820	Rock-Tenn Co Class A ‡	794,491
		$921,929

Cosmetics & Personal Care --- 0.42%
10,552	Chattem Inc *	718,591
8,475	Mannatech Inc †	27,968
		$746,559

Distributors --- 0.82%
19,728	Applied Industrial Technologies Inc	388,642
10,054	Audiovox Corp Class A *	58,916
13,919	Kaman Corp Class A	232,447
2,267	Lawson Products Inc	32,214
15,500	Watsco Inc ‡	758,415
		$1,470,634

Electric Companies --- 1.21%
15,125	ALLETE Inc	434,844
6,326	Central Vermont Public Service Corp	114,501
8,570	CH Energy Group Inc	400,219
24,390	El Paso Electric Co *	340,484
16,247	UIL Holdings Corp	364,745
19,333	UniSource Energy Corp	513,098
		$2,167,891

Electronic Instruments & Equipment --- 6.03%
22,211	Acuity Brands Inc	623,019
12,290	Agilysys Inc	57,517
16,277	Anixter International Inc *	611,852
12,215	AO Smith Corp	397,842
5,171	Axsys Technologies Inc *	277,372
6,593	AZZ Inc *	226,865
8,050	Badger Meter Inc	330,050
25,275	Baldor Electric Co	601,292
25,284	Belden Inc	422,243
35,437	Benchmark Electronics Inc *	510,293
27,841	Brady Corp Class A	699,366
28,016	Brightpoint Inc *	175,660
14,275	C&D Technologies Inc * †	28,550
21,103	Checkpoint Systems Inc *	331,106
21,528	Cognex Corp	304,191
18,321	CTS Corp	120,003
18,539	Daktronics Inc †	142,750
9,437	DTS Inc *	255,460
14,706	Electro Scientific Industries Inc *	164,413
9,095	Faro Technologies Inc *	141,245
13,099	Gerber Scientific Inc *	32,747
13,144	II-VI Inc *	291,402
24,889	Insight Enterprises Inc *	240,428
7,392	Keithley Instruments Inc	29,568
11,792	Littelfuse Inc *	235,368
9,688	LoJack Corp *	40,593
16,766	MagneTek Inc *	23,305
12,296	Mercury Computer Systems Inc *	113,738
20,500	Methode Electronics Inc Class A	143,910
9,095	MTS Systems Corp	187,812
19,630	Newport Corp *	113,658
11,113	Park Electrochemical Corp	239,263
21,419	Plexus Corp *	438,233
12,669	RadiSys Corp *	114,148
19,444	Regal-Beloit Corp ‡	772,316
8,500	Rogers Corp *	171,955
14,401	ScanSource Inc *	353,112
10,361	SYNNEX Corp *	258,921
22,251	Technitrol Inc	143,964
23,405	TTM Technologies Inc *	186,304
7,392	Universal Electronics Inc *	149,097
10,631	Vicor Corp	76,756
		$10,777,687

Electronics - Semiconductor --- 4.69%
14,185	Actel Corp *	152,205
17,756	Advanced Energy Industries Inc *	159,626
17,023	ATMI Inc *	264,367
34,906	Brooks Automation Inc *	156,379
12,710	Cabot Microelectronics Corp *	359,566
12,673	Cohu Inc	113,804
16,118	Cymer Inc *	479,188
77,879	Cypress Semiconductor Corp *	716,487
17,756	Diodes Inc *	277,704
12,341	DSP Group Inc *	83,425
23,363	Exar Corp *	167,980
20,294	FEI Co *	464,733
10,228	Hittite Microwave Corp *	355,423
36,625	Kopin Corp *	134,414
33,233	Kulicke & Soffa Industries Inc *	113,989
24,845	Micrel Inc	181,865
44,063	Microsemi Corp *	608,069
26,755	MKS Instruments Inc *	352,899
13,738	Pericom Semiconductor Corp *	115,674
16,737	Rudolph Technologies Inc *	92,388
90,899	Skywork Solutions Inc * ‡	888,992
11,901	Standard Microsystems Corp *	243,375
6,997	Supertex Inc * †	175,695
79,997	TriQuint Semiconductor Inc *	424,784
12,816	Ultratech Inc *	157,765
39,709	Varian Semiconductor Equipment Associates Inc * ‡	952,619
17,442	Veeco Instruments Inc *	202,153
		$8,395,568

Engineering & Construction --- 0.60%
35,729	EMCOR Group Inc *	718,867
21,082	Insituform Technologies Inc Class A *	357,762
		$1,076,629

Financial Services --- 0.34%
14,048	Financial Federal Corp	288,686
8,328	Portfolio Recovery Associates Inc * †	322,544
		$611,230

Food & Beverages --- 2.68%
9,881	Andersons Inc	295,837
5,496	Boston Beer Co Inc *	162,627
6,845	Cal-Maine Foods Inc †	170,851
8,948	Diamond Foods Inc	249,649
14,687	Green Mountain Coffee Roasters Inc * † ‡	868,295
22,086	Hain Celestial Group Inc *	344,762
7,583	J&J Snack Foods Corp	272,230
17,330	Lance Inc	400,843
6,959	Nash Finch Co	188,311
6,163	Peets Coffee & Tea Inc *	155,308
9,489	Sanderson Farms Inc	427,005
12,057	Spartan Stores Inc	149,627
17,128	TreeHouse Foods Inc *	492,773
23,313	United Natural Foods Inc *	611,966
		$4,790,084

Gold, Metals & Mining --- 0.61%
8,708	AM Castle & Co	105,193
12,289	AMCOL International Corp	265,197
10,950	Brush Engineered Materials Inc *	183,412
30,186	Century Aluminum Co * †	188,059
4,898	Olympic Steel Inc	119,854
12,551	RTI International Metals Inc *	221,776
		$1,083,491

Health Care Related --- 5.85%
5,823	Air Methods Corp *	159,317
3,462	Almost Family Inc * †	90,393
14,847	Amedisys Inc * †	490,248
28,712	AMERIGROUP Corp * ‡	770,917
16,643	AmSurg Corp *	356,826
6,292	Bio-Reference Laboratories Inc *	198,890
20,928	Catalyst Health Solutions Inc *	521,944
23,372	Centene Corp *	466,973
12,260	Chemed Corp	484,025
5,115	Computer Programs & Systems Inc	195,956
4,145	Corvel Corp *	94,382
16,707	Cross Country Healthcare Inc *	114,777
5,211	Genoptix Inc *	166,700
15,710	Gentiva Health Services Inc *	258,587
16,919	Hanger Orthopedic Group Inc *	229,929
26,543	Healthspring Inc *	288,257
18,290	Healthways Inc *	246,000
18,159	inVentiv Health Inc *	245,691
4,630	IPC The Hospitalist Co Inc *	123,575
5,075	Landauer Inc	311,300
10,087	LCA-Vision Inc †	42,567
8,109	LHC Group Inc *	180,101
19,162	Magellan Health Services Inc *	628,897
10,659	MedCath Corp *	125,350
24,853	MEDNAX Inc * ‡	1,047,057
7,338	Molina Healthcare Inc * †	175,525
6,579	MWI Veterinary Supply Inc *	229,344
17,870	Odyssey Healthcare Inc *	183,704
9,794	Palomar Medical Technologies Inc *	143,580
16,551	PharMerica Corp *	324,896
23,414	Phase Forward Inc *	353,785
32,232	PSS World Medical Inc *	596,614
9,990	RehabCare Group Inc *	239,061
13,900	Res-Care Inc *	198,770
19,434	Symmetry Medical Inc *	181,125
		$10,465,063

Homebuilding --- 0.34%
9,980	M/I Homes Inc	97,704
17,010	Meritage Homes Corp *	320,809
3,690	Skyline Corp	80,257
50,522	Standard Pacific Corp *	102,560
		$601,330

Hotels/Motels --- 0.09%
11,492	Marcus Corp	120,896
6,214	Monarch Casino & Resort Inc *	45,362
		$166,258

Household Goods --- 0.80%
37,884	Central Garden & Pet Co *	373,157
15,718	Ethan Allen Interiors Inc	162,839
16,195	Helen of Troy Ltd *	271,914
27,946	La-Z-Boy Inc	131,905
2,605	National Presto Industries Inc	198,241
9,219	Russ Berrie & Co Inc *	36,046
8,958	WD-40 Co	259,782
		$1,433,884

Insurance Related --- 3.00%
3,942	American Physicians Capital Inc	154,369
10,239	Amerisafe Inc *	159,319
23,882	Delphi Financial Group Inc Class A	464,027
13,432	eHealth Inc *	237,209
25,350	Employers Holdings Inc	343,492
7,445	Infinity Property & Casualty Corp	271,445
22,340	National Financial Partners Corp	163,529
7,263	Navigators Group Inc *	322,695
11,720	Presidential Life Corp	88,720
17,961	ProAssurance Corp * ‡	829,978
9,740	RLI Corp	436,352
8,557	Safety Insurance Group Inc	261,502
28,675	Selective Insurance Group Inc	366,180
9,887	Stewart Information Services Corp	140,890
19,100	Tower Group Inc	473,298
12,126	United Fire & Casualty Co	207,961
20,269	Zenith National Insurance Corp	440,648
		$5,361,614

Investment Bank/Brokerage Firm --- 1.74%
10,017	Greenhill & Co Inc †	723,328
23,554	Investment Technology Group Inc *	480,266
26,160	LaBranche & Co Inc *	112,488
22,298	optionsXpress Holdings Inc	346,288
8,840	Piper Jaffray Cos Inc *	386,043
14,864	Stifel Financial Corp *	714,810
14,901	SWS Group Inc	208,167
16,940	TradeStation Group Inc *	143,312
		$3,114,702

Leisure & Entertainment --- 1.38%
6,482	Arctic Cat Inc	26,187
47,882	Brunswick Corp	206,850
15,160	JAKKS Pacific Inc *	194,503
45,392	Live Nation *	220,605
12,583	Multimedia Games Inc *	62,412
12,132	Nautilus Group Inc * †	13,709
32,608	Pinnacle Entertainment Inc *	302,928
17,700	Polaris Industries Inc †	568,524
26,255	Pool Corp †	434,783
9,368	RC2 Corp *	123,939
29,109	Shuffle Master Inc *	192,411
10,339	Sturm Ruger & Co Inc †	128,617
		$2,475,468

Machinery --- 4.00%
35,960	Actuant Corp Class A	438,712
14,723	Albany International Corp Class A	167,548
10,757	Astec Industries Inc *	319,375
23,058	Barnes Group Inc	274,160
27,042	Briggs & Stratton Corp	360,740
4,595	Cascade Corp	72,280
9,212	CIRCOR International Inc	217,495
27,638	CLARCOR Inc ‡	806,771
10,838	EnPro Industries Inc *	195,193
14,229	ESCO Technologies Inc *	637,459
28,188	Gardner Denver Inc *	709,492
11,903	Intevac Inc *	103,675
14,952	John Bean Technologies Corp	187,199
18,038	Kaydon Corp	587,317
6,681	Lindsay Corp †	221,141
9,120	Lydall Inc *	31,008
20,164	Mueller Industries Inc	419,411
17,816	Robbins & Myers Inc	342,958
10,978	Stratasys Inc * †	120,648
19,438	Toro Co †	581,196
16,878	Wabash National Corp	11,815
15,902	Watts Water Technologies Inc	342,529
		$7,148,122

Medical Products --- 3.93%
11,889	Abaxis Inc *	244,200
35,875	Align Technology Inc *	380,275
40,070	American Medical Systems Holdings Inc *	633,106
6,949	Analogic Corp	256,766
15,765	CONMED Corp *	244,673
24,521	Cooper Cos Inc	606,404
15,346	Cryolife Inc *	85,017
12,614	Cyberonics Inc *	209,771
12,587	Greatbatch Inc *	284,592
13,913	Haemonetics Corp * ‡	793,041
7,060	ICU Medical Inc *	290,519
10,948	Integra LifeSciences Holdings *	290,231
17,445	Invacare Corp	307,904
6,163	Kensey Nash Corp *	161,532
21,996	Meridian Bioscience Inc	496,670
15,158	Merit Medical Systems Inc *	247,075
15,191	Natus Medical Inc *	175,304
8,020	Neogen Corp *	232,420
9,772	Osteotech Inc *	42,997
7,967	SurModics Inc *	180,293
18,162	Theragenics Corp *	23,429
17,785	West Pharmaceutical Services Inc	619,807
11,447	Zoll Medical Corp *	221,385
		$7,027,411

Office Equipment & Supplies --- 0.36%
30,536	Interface Inc	189,323
12,871	United Stationers Inc *	448,941
		$638,264

Oil & Gas --- 4.75%
30,316	Atwood Oceanics Inc *	755,171
12,369	BASiC Energy Services Inc *	84,480
15,827	Bristow Group Inc *	468,954
10,483	Carbo Ceramics Inc †	358,519
16,313	Dril-Quip Inc *	621,525
7,759	Gulf Island Fabrication Inc	122,825
22,304	Holly Corp	401,026
12,543	Hornbeck Offshore Services Inc *	268,295
48,773	ION Geophysical Corp *	125,347
8,068	Lufkin Industries Inc	339,259
14,196	Matrix Service Co *	162,970
10,812	NATCO Group Inc *	355,931
26,913	Oil States International Inc *	651,564
24,638	Penn Virginia Corp	403,324
8,076	Petroleum Development Corp *	126,712
28,219	PetroQuest Energy Inc * †	104,128
27,278	Pioneer Drilling Co *	130,662
10,962	SEACOR SMIT Inc * ‡	824,781
33,872	St Mary Land & Exploration Co	706,909
22,173	Stone Energy Corp *	164,524
9,041	Superior Well Services Inc *	53,794
16,918	Swift Energy Co *	281,685
40,855	TETRA Technologies Inc *	325,206
15,998	World Fuel Services Corp	659,597
		$8,497,188

Paper & Forest Products --- 0.52%
20,982	Buckeye Technologies Inc *	94,209
6,165	Clearwater Paper Corp *	155,913
5,731	Deltic Timber Corp	203,279
7,953	Neenah Paper Inc	70,066
8,300	Schweitzer-Mauduit International Inc	225,843
26,556	Wausau Paper Corp	178,456
		$927,766

Personal Loans --- 0.55%
16,036	Cash America International Inc	375,082
13,978	First Cash Financial Services Inc *	244,895
13,218	Heartland Payment Systems Inc	126,496
14,598	Rewards Network Inc *	55,181
8,773	World Acceptance Corp * †	174,670
		$976,324

Pharmaceuticals --- 0.55%
13,525	Noven Pharmaceuticals Inc *	193,408
18,883	Par Pharmaceutical Cos Inc *	286,077
26,153	Salix Pharmaceuticals Ltd *	258,130
42,023	ViroPharma Inc *	249,196
		$986,811

Pollution Control --- 0.77%
24,250	ABM Industries Inc	438,198
32,694	Tetra Tech Inc * ‡	936,683
		$1,374,881

Printing & Publishing --- 0.15%
15,073	Bowne & Co Inc	98,125
6,060	Consolidated Graphics Inc *	105,565
15,882	EW Scripps Co	33,194
6,892	Standard Register Co	22,468
		$259,352

Real Estate --- 5.83%
21,530	Acadia Realty Trust REIT	280,967
52,758	BioMed Realty Trust Inc REIT	539,714
24,463	Cedar Shopping Centers Inc REIT	110,573
26,480	Colonial Properties Trust REIT	195,952
58,616	DiamondRock Hospitality Co REIT	366,936
13,685	EastGroup Properties Inc REIT	451,879
18,974	Entertainment Properties Trust REIT	390,864
46,895	Extra Space Storage Inc REIT	391,573
19,493	Forestar Group Inc *	231,577
32,141	Franklin Street Properties Corp REIT	425,868
17,864	Home Properties Inc REIT	609,162
39,714	Inland Real Estate Corp REIT	277,998
23,422	Kilroy Realty Corp REIT	481,088
34,179	Kite Realty Group Trust REIT	99,803
34,412	LaSalle Hotel Properties REIT	424,644
44,834	Lexington Realty Trust REIT	152,436
12,581	LTC Properties Inc REIT	257,281
43,508	Medical Properties Trust Inc REIT	264,094
15,321	Mid-America Apartment Communities Inc REIT	562,434
43,390	National Retail Properties Inc REIT	752,817
11,737	Parkway Properties Inc REIT	152,581
21,823	Pennsylvania Real Estate Investment Trust REIT †	109,115
24,078	Post Properties Inc REIT	323,608
8,134	PS Business Parks Inc REIT	394,011
65,392	Senior Housing Properties Trust REIT ‡	1,067,197
12,309	Sovran Self Storage Inc REIT	302,801
19,981	Tanger Factory Outlet Centers Inc REIT	647,984
11,624	Urstadt Biddle Properties Inc REIT †	163,666
		$10,428,623

Restaurants --- 2.48%
9,763	Buffalo Wild Wings Inc * †	317,493
13,061	California Pizza Kitchen Inc *	173,581
12,499	CEC Entertainment Inc *	368,470
29,670	CKE Restaurants Inc	251,601
12,276	Cracker Barrel Old Country Store Inc	342,500
8,399	DineEquity Inc †	261,965
30,988	Jack In The Box Inc *	695,681
6,747	Landry's Restaurants Inc *	58,024
11,645	O'Charley's Inc	107,716
11,682	Papa John's International Inc *	289,597
12,872	PF Changs China Bistro Inc *	412,676
8,429	Red Robin Gourmet Burgers Inc * †	158,044
28,667	Ruby Tuesday Inc *	190,922
10,504	Ruth's Hospitality Group Inc *	38,550
32,966	Sonic Corp *	330,649
15,620	Steak N Shake Co *	136,519
27,677	Texas Roadhouse Inc *	301,956
		$4,435,944

Retail --- 5.24%
11,678	Big 5 Sporting Goods Corp	129,159
7,872	Blue Nile Inc * †	338,417
12,778	Buckle Inc †	405,957
21,447	Cabela's Inc *	263,798
27,593	Casey's General Stores Inc	708,864
15,957	Cato Corp Class A	278,290
11,401	Charlotte Russe Holding Inc *	146,845
13,120	Children's Place *	346,762
19,471	Christopher & Banks Corp	130,650
24,471	Dress Barn Inc * †	349,935
29,804	Finish Line Inc	221,146
21,735	Fred's Inc	273,861
10,425	Genesco Inc *	195,677
16,438	Great Atlantic & Pacific Tea Co Inc *	69,862
13,064	Group 1 Automotive Inc	339,925
15,815	Gymboree Corp *	561,116
10,079	Haverty Furniture Inc	92,223
15,505	Hibbett Sports Inc *	279,090
23,895	Hot Topic Inc *	174,672
21,411	HSN Inc *	226,314
14,325	Jo-Ann Stores Inc *	296,098
9,930	Jos A Bank Clothiers Inc *	342,188
10,049	MarineMax Inc *	34,569
28,285	Men's Wearhouse Inc	542,506
16,671	NutriSystem Inc	241,730
41,416	OfficeMax Inc	260,092
22,699	Pep Boys - Manny Moe & Jack	230,168
12,336	PetMed Express Inc *	185,410
15,264	Sonic Automotive Inc †	155,082
20,588	Stage Stores Inc	228,527
6,991	Stamps.com Inc *	59,284
13,902	Stein Mart Inc *	123,172
21,786	Ticketmaster Entertainment Inc *	139,866
17,146	Tractor Supply Co *	708,473
16,982	Tuesday Morning Corp *	57,229
13,475	Tween Brands Inc *	90,013
17,363	Zale Corp *	59,729
11,128	Zumiez Inc *	89,135
		$9,375,834

Savings & Loans --- 0.50%
25,449	Bank Mutual Corp	221,915
32,046	Brookline Bancorp Inc	298,669
14,374	Dime Community Bancshares	130,947
41,377	TrustCo Bank Corp NY	244,538
		$896,069

Shoes --- 1.28%
23,288	Brown Shoe Co Inc	168,605
45,482	Crocs Inc *	154,639
7,120	Deckers Outdoor Corp *	500,322
37,587	Iconix Brand Group Inc *	578,088
14,574	K-Swiss Inc	123,879
18,085	Skechers USA Inc *	176,691
26,699	Wolverine World Wide Inc	588,980
		$2,291,204

Specialized Services --- 4.53%
12,024	Administaff Inc	279,798
8,769	American Public Education Inc *	347,340
17,712	AMN Healthcare Services Inc *	113,003
14,375	Arbitron Inc	228,419
7,711	Capella Education Co *	462,274
6,994	CDI Corp	77,983
16,389	Coinstar Inc *	437,586
19,067	CSG Systems International Inc *	252,447
37,505	CyberSource Corp *	573,826
8,166	Forrester Research Inc *	200,475
10,038	G&K Services Inc Class A	212,304
27,754	Geo Group Inc *	515,669
23,502	Healthcare Services Group Inc	420,216
9,207	Heidrick & Struggles International Inc †	168,028
33,565	Hillenbrand Inc	558,522
14,041	HMS Holdings Corp *	571,749
21,417	Interval Leisure Group Inc *	199,606
16,294	Knot Inc *	128,397
19,254	Mobile Mini Inc *	282,456
19,616	On Assignment Inc *	76,699
17,515	Perficient Inc *	122,430
3,876	Pre-Paid Legal Services Inc *	168,955
8,671	School Specialty Inc *	175,241
28,108	Spherion Corp *	115,805
6,280	StarTek Inc *	50,366
19,425	TeleTech Holdings Inc *	237,956
23,777	TrueBlue Inc *	199,727
11,016	Universal Technical Institute Inc *	164,469
11,177	Viad Corp	192,468
6,562	Volt Information Sciences Inc *	41,144
20,969	Wright Express Corp *	534,080
		$8,109,438

Telephone & Telecommunications --- 0.51%
13,889	Cbeyond Inc *	199,307
48,586	Fairpoint Communications Inc	29,152
23,890	General Communication Inc Class A *	165,558
17,752	Iowa Telecommunications Services Inc	222,077
1,060	Metrocall Inc (rights) * §	0
9,798	Neutral Tandem Inc *	289,237
		$905,331

Textiles --- 1.13%
30,777	Carter's Inc *	757,422
51,617	Liz Claiborne Inc	148,657
10,441	Maidenform Brands Inc *	119,758
9,822	Movado Group Inc †	103,524
7,406	Oxford Industries Inc	86,280
5,726	Perry Ellis International Inc *	41,685
69,132	Quiksilver Inc *	127,894
10,317	True Religion Apparel Inc *	230,069
7,769	Unifirst Corp	288,774
8,601	Volcom Inc * †	107,513
		$2,011,576

Tobacco --- 0.10%
48,302	Alliance One International Inc *	183,548
		$183,548

Transportation --- 1.52%
13,731	Arkansas Best Corp	361,812
28,555	Heartland Express Inc	420,329
29,196	Kirby Corp * ‡	928,141
30,669	Knight Transportation Inc	507,572
14,979	Old Dominion Freight Line Inc *	502,845
		$2,720,699

Utilities --- 3.20%
49,950	Atmos Energy Corp ‡	1,250,748
29,665	Avista Corp	528,334
12,024	Laclede Group Inc	398,355
22,877	New Jersey Resources Corp ‡	847,364
14,389	Northwest Natural Gas Co	637,720
39,893	Piedmont Natural Gas Co Inc † ‡	961,820
16,176	South Jersey Industries Inc	564,381
24,271	Southwest Gas Corp	539,059
		$5,727,781

Water --- 0.19%
9,950	American States Water Co	344,668
		$344,668

TOTAL COMMON STOCK --- 97.72%		$174,753,244
(Cost $241,033,180)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,647,000	Fannie Mae	3,647,000
	0.01% July 1, 2009
435,000	United States of America	434,871
	0.15% September 10, 2009

TOTAL SHORT-TERM INVESTMENTS --- 2.04%		$4,081,871
(Cost $4,081,871)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
11,467,395	BNP Paribas Securities Corp	11,467,395
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 6.41%		$11,467,395
(Cost $11,467,395)

OTHER ASSETS & LIABILITIES --- (6.41%)		$(11,464,606)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%		$178,837,904
(Cost $256,582,446)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2009.
REIT	Real Estate Investment Trust
‡	Collateral or Segregated Assets for Futures
§	Security has no market value at June 30, 2009.

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Index 600 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,004.47	$2.98

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$3.01

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009